Consolidated Statement of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Operations and Comprehensive Loss (Unaudited)
Revenue	$ 969,382	$ 433,018	$ 808,372	$ 520,645
Operating expenses
Cost of revenue, exclusive of amortization and depreciation shown separately below	556,970	96,869	554,182	182,730
Cost of revenue - related parties	95,290	47,346	101,317	77,404
Amortization and depreciation	74,539	63,835	264,696	248,510
General and administration	211,202	97,325	498,445	256,602
Advertising and marketing	104,496	90,406	1,005,504	148,289
Salary and management compensation	638,423	25,000
Professional fees	627,318	1,180,379	1,935,900	625,452
Professional fees - related parties	2,119,600	1,468,404
Total operating expenses	4,427,838	3,069,564	6,113,050	10,618,583
Loss from operations	(3,458,456)	(2,636,546)	(5,304,678)	(10,097,938)
Other expense
Interest expense	(410,791)	(885)	(257,782)	(4,328)
Interest expense - related party	(62,056)	0
Management compensation			75,000	180,000
Financing expense	(6,167,334)	0
Change in fair value of derivative liability	(804,767)	0	(409,776)	0
Professional fees - related parties			1,664,004	8,899,596
Loss on settlement of debt	0	(882,279)	(909,486)	0
Research and development expense			14,002	0
Total other expense	(7,444,948)	(883,164)	(1,577,044)	(4,328)
Loss from operations before taxes	(10,903,404)	(3,519,710)	(6,881,722)	(10,102,266)
Provision for income taxes	0	0	0	0
Net loss	(10,903,404)	(3,519,710)	(6,881,722)	(10,102,266)
Comprehensive loss	$ (10,903,404)	$ (3,519,710)	$ (6,881,722)	$ (10,102,266)
Net loss per common share - basic and diluted	$ (0.23)	$ (0.04)	$ (0.14)	$ (0.10)
Basic and diluted weighted average number of common shares outstanding	47,889,844	92,232,946	50,296,518	96,663,470